STOCKHOLDERS CAPITAL DEFICIENCY	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
STOCKHOLDERS CAPITAL DEFICIENCY [Text Block]

NOTE 4 – STOCKHOLDERS’ CAPITAL DEFICIENCY:

a.	Share capital:

The Company’s shares are traded on the OTC Market Group Inc.’s OTCQB.

b.	Financing:

1)

In April and July 2012, the Company completed a private placement with Derby Management LLC (“ Derby ”) for total consideration of $1,100,000 for 1,100,000 shares of common stock and 1,100,000 warrants at purchase price of $1.00 per share.

2)

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company’s common stock and two non-transferable warrants. See also Note 6.

In connection with this agreement, the 1,000,000 warrants issued to Derby in July 2012 were cancelled.

3)

On May 2013, the Company entered into a subscription agreement with Pall, pursuant to which Pall purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each unit consists of one share of the Company’s common stock and one warrant. See also Note 6. On March 28, 2014 and on June 11, 2014, the Company filed a prospectuses pursuant to Rule 424(b)(3), which are part of a registration statement filed by the Company with the SEC, covering the shares under the subscription agreement, which allows Pall to sell the shares (including shares that will be issued to Pall as a result of the exercise of the warrants), which will be issued under this subscription agreement (see c. below).

4)

On December 13, 2013, the Company entered into a $3,000,000 common stock purchase agreement with Kodiak Capital Group, LLC, a Newport Beach-based institutional investor (“ Kodiak ”). The purchase agreement is conditioned, among other, by filing a registration statement with the SEC covering the shares that may be issued to Kodiak under the terms of the common stock purchase agreement. After the SEC has declared the registration statement related to the transaction effective (March 18,2014; See c below), the Company has the right at its sole discretion over a period of one year to sell shares of common stock under the terms set forth in the agreement in the total amount of up to $3,000,000. Proceeds from this transaction will be used to fund research and development and working capital. The Company issued to Kodiak 250,000 shares of common stock of the Company at no consideration, as a result, the Company recorded the fair value of these shares, amounting to $135,000 as financial expenses.

The Company’s ability to put shares to Kodiak and obtain funds under the equity line is limited by the terms and conditions in the common stock purchase agreement, including restrictions on when the Company may exercise its put rights, restrictions on the amount the Company may put to Kodiak at any one time, which is determined in part by the trading volume of the Company’s common stock, and a limitation on its ability to put shares to Kodiak.

5)

During the first quarter of 2014, the Company issued 1,128,849 units in a non-brokered private placement for a total consideration of $587,001. The funds were actually received during the first quarter of 2014. Each unit consisted of one share of its common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of the Company’s common stock at an exercise price of $0.52 per share for a period of three years. The fair value of these warrants as of the date of issuance was $393,411 using the Black- Scholes valuation model based on the following assumptions: dividend yield of 0% for all years; expected volatility of 117%; risk free interest of 0.68%, and an expected life of three years.

6)

On April 24, 2014, the Company issued 384,615 units to one investor in a non-brokered private placement for a total consideration of $200,000, at a purchase price of $0.52 per unit for proceeds of $200,000. Each unit consisted of one share of its common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of the Company’s common stock at an exercise price of $0.52 per share for a period of three years. The fair value of these warrants as of the date of issuance was $117,047 using the Black- Scholes valuation model based on the following assumptions: dividend yield of 0% for all years; expected volatility of 102%; risk free interest of 0.91%, and an expected life of three years.

c.

On March 28, 2014 and on June 11, 2014, the Company filed prospectuses pursuant to Rule 424(b)(3), which are part of a registration statement filed by the Company with the SEC. Under the prospectuses, the selling stockholders identified in the prospectuses may offer and sell up to 10,603,436 shares of the Company’s common stock, which will consist of: (i) up to 250,000 shares of common stock issued or to be issued to Kodiak as commitment shares pursuant to common stock purchase agreement dated December 13, 2013 (see a(4) above) and up to 7,300,000 shares of common stock to be sold by Kodiak pursuant to the common stock purchase agreement; (ii) 1,526,718 shares of common stock issued to Pall ; and (iii) up to 1,526,718 shares of common stock that may be issued upon the exercise of warrants issued to Pall. The 7,550,000 shares of common stock registered for resale by Kodiak represents 14% of the Company’s issued and outstanding shares of common stock as of March 5, 2014.

The selling stockholders may sell all or a portion of the shares being offered pursuant to the prospectuses at fixed prices, at prevailing market prices at the time of sale, at varying prices or at negotiated prices.

d.	As to shares of common stock issued upon exercise of stock options, see Note 3c.

NOTE 3– STOCKHOLDERS' DEFICIENCY:

a.	Share capital :

The Company’s shares are traded on the OTC Market Group Inc.'s OTCQB.

On August 31, 2011, the Company affected a 35 to 1 share split. As a result the issued and outstanding capital of the Company has been increased from 2,300,000 to 80,500,000 shares of common stock with par value of $0.0001 per share. Share data and Per share data has been adjusted to reflect the stock split.

On February 2, 2012, two of the Company's shareholders cancelled 33,873,049 shares of common stock of the Company held by them in connection with the capital raising and other changes in the capital.

b.	Financing:

1.

In 2012, the Company completed a private placement with Derby Management LLC for total consideration of $1,100,000 for 1,100,000 shares of common stock and 1,100,000 common stock warrants at purchase price of $1.00 per share.

2.

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company's Common Stock and two non-transferable Common Stock warrants. Each Common Stock warrant ("the December Warrants ") can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until November 30, 2014. See also Note 8.

In connection with this agreement, the 1,000,000 warrants issued in July 2012 were cancelled.

3.

On May 2013, the Company entered into a subscription agreement with ATMI, pursuant to which ATMI purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each Unit consists of one share of the Company's Common Stock and one Common Stock warrant. Each Common Stock warrant ("the May Warrants ") can be exercised into one share at a purchase price of $1 per warrant and is exercisable until May 6, 2015. As of the issuance day, the fair value of the warrants was $704,590 based on Monte Carlo pricing-model. See also Note 8.